Financial Assets and Financial Liabilities - Summary of Carrying Amounts of Financial Instruments Category Assets (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	₩ 696,581,535	₩ 671,223,800
Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	29,836,311	32,474,750
Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	77,038,267	70,092,497
Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	6,157,628	9,446,580
Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	444,805,287	433,038,931
Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	122,199,529	115,452,659
Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	16,544,513	10,718,383
Financial instruments at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	79,727,487	77,197,625
Financial instruments at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	79,727,487	77,197,625
Financial instruments at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	82,815,949	79,076,668
Financial instruments at fair value through profit or loss | Financial assets at fair value through profit or loss
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	77,038,267	70,092,497
Financial instruments at fair value through profit or loss | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	5,777,682	8,984,171
Financial instruments designated at fair value through other comprehensive income
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	2,770,653	2,335,793
Financial instruments designated at fair value through other comprehensive income | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	2,770,653	2,335,793
Financial instruments at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	530,887,500	512,151,305
Financial instruments at amortized cost | Cash and due from financial institutions
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	29,836,311	32,474,750
Financial instruments at amortized cost | Loans measured at amortized cost
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	444,805,287	433,038,931
Financial instruments at amortized cost | Financial investments
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	39,701,389	35,919,241
Financial instruments at amortized cost | Other financial assets
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	16,544,513	10,718,383
Derivatives held for hedging
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	379,946	462,409
Derivatives held for hedging | Derivatives
Carrying Amounts Of Financial Assets Line Items [Line Items]
Financial assets	₩ 379,946	₩ 462,409